Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
23.	FAIR VALUE MEASUREMENTS

The Company applies ASC topic 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Company measures cash equivalents, available-for-sale investments and convertible promissory notes at fair value. Cash equivalents are classified within Level 1 or Level 2 because they are valued using a quoted market prices or alternative pricing sources and model utilizing market direct or indirect observable inputs, such as the risk-free interest rate.

As of December 31, 2016 and 2017, Level 3 assets and liabilities of the Company included investments in convertible loans preference shares of investees and convertible promissory notes.

Investments in debt securities of investees—the Company used a combination of an Income approach and a Market approach to determine the equity value of the investees. Under the Income approach, revenue and net profit targets were calculated based on the Discounted Cash Flow model. Under the Market approach, the Company used comparable market multiples that were subject to adjustments for lack of marketability and liquidity. Fair values of the convertible loans and preference shares were determined using a probability weighted approach that takes into consideration payoffs in different possible scenarios including equity financing, trade sale and redemption. Under the equity financing and trade sale scenarios, equity value is allocated across different classes of securities using the Option Pricing Model. Fair value of securities under redemption scenario is the discounted value based on redemption terms and management’s expected redemption date. These methods require the Company to make complex and subjective judgments regarding the financial and operating results, unique business risks, expected timing and size of equity financing, trade sales and redemption, volatility rates as well as the discount rates that are applied to the forecasts. The fair value for one of the convertible loans was approximate to its cost as it was subscribed close the year end.

Convertible promissory notes – the Company used a binomial tree model to determine the fair value of the 2017 Convertible Notes. The binomial pricing model traces the evolution of the 2017 Convertible Notes’ key underlying variables in discrete-time. This is done by means of a binomial lattice (tree), for a number of time steps between the end of reporting period, December 31, 2017, and expiration dates. The valuation model requires the Company to make complex and subjective judgments on certain underlying inputs applied to the valuation models including the underlying share price of the Company with the expected volatility in its share price, conversion price, coupon rate and remaining contractual life of the 2017 Convertible Notes, risk free rate and estimated credit spread as of December 31, 2017.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2016
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	$	$	$	$
Cash equivalents	2,675	—	—	2,675
Available-for-sale investments – non-current	—	—	2,388	2,388

	2,675	—	2,388	5,063

	Fair value measurement at December 31, 2017
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	$	$	$	$
Cash equivalents	3,133	—	—	3,133
Available-for-sale investments – non-current	—	—	1,249	1,249
Available-for-sale investments – current	—	—	18,000	18,000
Convertible promissory notes	—	—	(726,950)	(726,950)

	3,133	—	(707,701)	(704,568)

Level 3 instruments measured at fair value on a recurring basis
$
Assets:
Balance at January 1, 2015	2,611
Investment during 2015	21,151
Unrealized fair value loss included in other comprehensive income	(3,388)
Cost adjustment included in share of results of equity investees	(1,572)
Exchange differences	2

Balance at December 31, 2015	18,804

Investment during 2016	3,796
Cost adjustment included in share of results of equity investees	(16,006)
Unrealized fair value gain included in other comprehensive income	16,136
Impairment loss included in investment gain, net	(4,226)
Disposal during 2016	(16,866)
Exchange differences	750

Balance at December 31, 2016	2,388

Investment during 2017	18,000
Impairment loss	(1,147)
Exchange differences	8

Balance at December 31, 2017	19,249

Liabilities:
Convertible promissory notes issued during the year	(675,000)
Fair value loss	(51,950)

Balance at December 31,2017	(726,950)

The Company’s valuation techniques used to measure the fair value were derived from management’s assumptions of estimations. Impairment loss of the available-for-sale investment is recorded in the current period expense. Changes in the fair value of the convertible promissory notes are recorded in the current period expense.